Share-based compensation - Fair Value Inputs (Details)	3 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 yr $ / shares	Mar. 31, 2025 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 0		$ 44.76
Weighted average exercise price (in canadian dollars per share)	$ 0		$ 44.76
Risk-free interest rate	0.00%	0.00%	2.60%	2.60%
Expected life in years | yr			4.5	4.5
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	0.00%	0.00%	52.00%	52.00%
Weighted average fair value of options issued (in dollars per share)		$ 0		$ 20.24